Exhibit 1

JPMCC Commercial Mortgage Securities Trust 2017-JP6

Commercial Mortgage Pass-Through Certificates, Series 2017-JP6

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Benefit Street Partners CRE Finance LLC

Starwood Mortgage Funding VI LLC

Drexel Hamilton, LLC

Academy Securities, Inc.

12 May 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Benefit Street Partners CRE Finance LLC 9 West 57th Street, Suite 4920 New York, New York 10019	Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172

Starwood Mortgage Funding VI LLC 1601 Washington Avenue, Suite 800 Miami Beach, Florida 33139

Re:	JPMCC Commercial Mortgage Securities Trust 2017-JP6

Commercial Mortgage Pass-Through Certificates, Series 2017-JP6 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are described on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.6) document dated March 2017 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the JPMCC Commercial Mortgage Securities Trust 2017-JP6 securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 May 2017

Attachment A Page 1 of 14

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in JPMCC Commercial Mortgage Securities Trust 2017-JP6 (the “Issuing Entity”) to be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 42 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 72 commercial and multifamily properties.

Procedures performed and our associated findings

1.	JPMorgan Chase Bank, National Association (“JP Morgan”), Benefit Street Partners CRE Finance LLC (“Benefit Street”) and Starwood Mortgage Funding VI LLC (“Starwood,” together with JP Morgan and Benefit Street, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information on certain mortgage loans as of the related due date of each mortgage loan in June 2017, or with respect to any mortgage loan that has its first due date in July 2017, the date that would otherwise have been the related due date in June 2017 (the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions stated in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

Attachment A Page 2 of 14

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for the Mortgage Loan identified on the Combined Data File as “Bingham Office Center” (the “Bingham Office Center Mortgage Loan”), JP Morgan, on behalf of the Depositor, provided us with a draft first amendment to loan agreement Source Document. For the purpose of the procedures described in this report, JP Morgan, on behalf of the Depositor, instructed us to treat the draft first amendment to loan agreement Source Document related to the Bingham Office Center Mortgage Loan as a fully executed loan modification agreement Source Document.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, JP Morgan, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that JP Morgan, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 14

7.	Using the “Principal / Carveout Guarantor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Principal / Carveout Guarantor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity Date

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Term” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date and
b.	Partial IO Loan First P&I Payment

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 22 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), both as shown on the Final Data File, we recalculated the “I/O Period” and “Partial IO Last IO Payment” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Term” of each Interest Only Loan, as shown on the Final Data File, for the “I/O Period” characteristic and “NAP” for the “Partial IO Last IO Payment” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate % and
c.	Monthly Debt Service ($)

of each Mortgage Loan, except for:

i.	The Interest Only Loans, which are described in the succeeding paragraph of this Item 10.,
ii.	The Moffett Gateway Mortgage Loan (as defined in Note 21 of Exhibit 2 to Attachment A), which is described in the third paragraph of this Item 10. and
iii.	The NW Florida Apartment Portfolio Mortgage Loan (as defined in Note 21 of Exhibit 2 to Attachment A), which is described in the fourth paragraph of this Item 10.,

all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans, Moffett Gateway Mortgage Loan and NW Florida Apartment Portfolio Mortgage Loan) has a fixed level monthly payment, we recalculated the “Amort. Term” of each Mortgage Loan (except for the Interest Only Loans, Moffett Gateway Mortgage Loan and NW Florida Apartment Portfolio Mortgage Loan). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 14

10. (continued)

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Amort. Term” characteristic.

For the Moffett Gateway Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the Moffett Gateway Amortization Schedule (as defined in Note 21 of Exhibit 2 to Attachment A), JP Morgan, on behalf of the Depositor, instructed us to use “360” for the “Amort. Term” characteristic.

For the NW Florida Apartment Portfolio Mortgage Loan, for which the related borrower is required to make monthly principal and interest payments pursuant to the NW Florida Apartment Portfolio Amortization Schedule (as defined in Note 21 of Exhibit 2 to Attachment A), Benefit Street, on behalf of the Depositor, instructed us to use “300” for the “Amort. Term” characteristic.

11.	Using the:
a.	Original Balance ($),
b.	Accrual Type,
c.	I/O Period,
d.	Partial IO Last IO Payment,
e.	First Payment Date,
f.	Maturity Date,
g.	Interest Rate % and
h.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Moffett Gateway Mortgage Loan and NW Florida Apartment Portfolio Mortgage Loan, which are described in the succeeding two paragraphs of this Item 11.), all as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan (except for the Moffett Gateway Mortgage Loan and NW Florida Apartment Portfolio Mortgage Loan) and Underlying Property as of:

i.	The Cut-off Date (the “Current Balance ($)”),
ii.	The related due date of each Mortgage Loan in May 2017, or with respect to any Mortgage Loan that has its first due date after May 2017, the date that would have been the related due date in May 2017 (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity Date” of the Mortgage Loan (the “Maturity/ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 5 of 14

11. (continued)

For the Moffett Gateway Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to recalculate the “Current Balance ($),” “Report Period Beginning Schedule Loan Balance Amount” and “Maturity/ARD Balance ($)” characteristics using the information on the Moffett Gateway Amortization Schedule and the:

a.	Original Balance ($),
b.	First Payment Date and
c.	Maturity Date

of the Moffett Gateway Mortgage Loan, all as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the Moffett Gateway Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the NW Florida Apartment Portfolio Mortgage Loan and its related Underlying Properties, Benefit Street, on behalf of the Depositor, instructed us to recalculate the “Current Balance ($),” “Report Period Beginning Schedule Loan Balance Amount” and “Maturity/ARD Balance ($)” characteristics using the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with the NW Florida Apartment Portfolio Mortgage Loan, information on the NW Florida Apartment Portfolio Amortization Schedule and the:

a.	Original Balance ($),
b.	First Payment Date and
c.	Maturity Date

of the NW Florida Apartment Portfolio Mortgage Loan, all as shown on the Final Data File, assuming all scheduled payments of principal and/or interest on the NW Florida Apartment Portfolio Mortgage Loan are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Benefit Street, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For each Mortgage Loan that has its “First Payment Date” in July 2017, as shown on the Final Data File (the “July 2017 First Payment Date Mortgage Loans”), JP Morgan, on behalf of the Depositor, instructed us to use the “Original Balance ($)” of each July 2017 First Payment Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

Attachment A Page 6 of 14

12.	Using the:
a.	Accrual Type,
b.	I/O Period,
c.	Partial IO Last IO Payment,
d.	First Payment Date,
e.	Interest Rate %,
f.	Monthly Debt Service ($) and
g.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the Moffett Gateway Mortgage Loan and NW Florida Apartment Portfolio Mortgage Loan, which are described in the succeeding two paragraphs of this Item 12., and July 2017 First Payment Date Mortgage Loans, which are described in the last paragraph of this Item 12.), all as shown on the Final Data File, and information in the applicable Source Document, we recalculated the portion of the June 2017 “Monthly Debt Service ($)” for each Mortgage Loan (except for the Moffett Gateway Mortgage Loan, NW Florida Apartment Portfolio Mortgage Loan and July 2017 First Payment Date Mortgage Loans) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Moffett Gateway Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to recalculate the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics using the information on the Moffett Gateway Amortization Schedule and the “Original Balance ($)” of the Moffett Gateway Mortgage Loan, as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the NW Florida Apartment Portfolio Mortgage Loan, Benefit Street, on behalf of the Depositor, instructed us to recalculate the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics using the information on the NW Florida Apartment Portfolio Amortization Schedule and the “Original Balance ($)” of the NW Florida Apartment Portfolio Mortgage Loan, as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 14

12. (continued)

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount

of each Mortgage Loan (except for the July 2017 First Payment Date Mortgage Loans, which are described in the last paragraph of this Item 12.), both as recalculated in the preceding paragraphs of this Item 12., we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan (except for the July 2017 First Payment Date Mortgage Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the July 2017 First Payment Date Mortgage Loans, JP Morgan, on behalf of the Depositor, instructed us to use “$0.00” for the “Scheduled Interest Amount,” “Scheduled Principal Amount,” “Total Scheduled Principal Interest Due Amount” and “Periodic Principal and Interest Payment Securitization Amount” characteristics.

13.	For each Mortgage Loan on the Final Data File with the “Addit Debt Exist (Y/N)” characteristic as “Yes” (the “Mortgage Loans with Additional Debt”) (except for the Moffett Gateway Mortgage Loan and NW Florida Apartment Portfolio Mortgage Loan, which are described in the succeeding two paragraphs of this Item 13.), JP Morgan, on behalf of the Depositor, instructed us to recalculate the principal balance of the additional debt related to such Mortgage Loan as of the Cut-off Date (the “Additional Debt Cut-off Date Balance”) and as of the maturity date of the additional debt related to such Mortgage Loan (the “Total Additional Debt Maturity Balance”) using information in the applicable Secondary Financing Documents (as defined in Note 37 of Exhibit 2 to Attachment A) and/or information in the applicable Data Sources (as defined in Note 21 of Exhibit 2 to Attachment A), assuming all scheduled payments of principal and/or interest on the additional debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

Attachment A Page 8 of 14

13. (continued)

For the Moffett Gateway Mortgage Loan, which has the “Addit Debt Exist (Y/N)“ characteristic as “Yes” on the Final Data File and the “Additional Debt Type(s)” characteristic as “B-Note (102,000,000)/Mezzanine Loan (50,000,000)” on the Final Data File, JP Morgan, on behalf of the Depositor, instructed us to use information relating to the Moffett Gateway B-Note (as defined in Note 21 of Exhibit 2 to Attachment A) and Moffett Gateway Mezzanine Loan (as defined in Note 39 of Exhibit 2 to Attachment A) that is located in the:

a.	Applicable Data Sources,
b.	Mezzanine loan agreement Secondary Financing Document and
c.	Moffett Gateway Amortization Schedule

to recalculate the aggregate principal balance of the Moffett Gateway B-Note and Moffett Gateway Mezzanine Loan as of the Cut-off Date and as of the maturity date of the Moffett Gateway B-Note and Moffett Gateway Mezzanine Loan. We compared this recalculated information to the corresponding ”Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, JP Morgan, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the NW Florida Apartment Portfolio Mortgage Loan, which has the “Addit Debt Exist (Y/N)“ characteristic as “Yes” on the Final Data File and the “Additional Debt Type(s)” characteristic as “Mezzanine Loan” on the Final Data File, Benefit Street, on behalf of the Depositor, instructed us to use information relating to the NW Florida Apartment Portfolio Mezzanine Loan (as defined in Note 39 of Exhibit 2 to Attachment A) that is located in the:

a.	Applicable Source Documents and
b.	NW Florida Apartment Portfolio Amortization Schedule

to recalculate the principal balance of the NW Florida Apartment Portfolio Mezzanine Loan as of the Cut-off Date and as of the maturity date of the NW Florida Apartment Portfolio Mezzanine Loan. We compared this recalculated information to the corresponding ”Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, Benefit Street, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the Mortgage Loans which have the “Addit Debt Exist (Y/N)” characteristic as “No” on the Final Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Additional Debt Cut-off Date Balance” and “Total Additional Debt Maturity Balance” characteristics.

Attachment A Page 9 of 14

14.	Using the:
a.	Pari Passu Piece - In Trust and
b.	Total Non Trust Pari Passu Debt

of each Pari Passu Mortgage Loan (as defined in Note 21 of Exhibit 2 to Attachment A), both as shown on the Final Data File, we recalculated the “Total Original Balance Pari Passu Debt” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Original Balance Pari Passu Debt” characteristic.

15.	For each Pari Passu Mortgage Loan, JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to use the information in the applicable Data Sources and the applicable information that is described in Note 21 of Exhibit 2 to Attachment A (and, in the case of the Moffett Gateway Mortgage Loan, the Moffett Gateway Amortization Schedule) to recalculate the combined principal balance of the Pari Passu Mortgage Loan and the related Companion Loan(s) (as defined in Note 21 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Total Cut-off Date Pari Passu Debt”) and as of the maturity date of the Pari Passu Mortgage Loan (the “Total Maturity Balance Pari Passu Debt”), assuming all scheduled payments of principal and/or interest are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure:
a.	JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to ignore differences of $1 or less,
b.	JP Morgan, on behalf of the Depositor, instructed us to not include the 245 Park Avenue Subordinate Secured Companion Loans (as defined in Note 21 of Exhibit 2 to Attachment A) with respect to the 245 Park Avenue Mortgage Loan (as defined in Note 21 of Exhibit 2 to Attachment A),
c.	JP Morgan, on behalf of the Depositor, instructed us to not include the 211 Main Street Subordinate Secured Companion Loans (as defined in Note 21 of Exhibit 2 to Attachment A) with respect to the 211 Main Street Mortgage Loan (as defined in Note 21 of Exhibit 2 to Attachment A) and
d.	JP Morgan, on behalf of the Depositor, instructed us to not include the Moffett Gateway B-Note with respect to the Moffett Gateway Mortgage Loan.

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Cut-off Date Pari Passu Debt” and “Total Maturity Balance Pari Passu Debt” characteristics.

Attachment A Page 10 of 14

16.	Using the:
a.	Total Cut-off Date Pari Passu Debt and
b.	Current Balance ($)

of each Pari Passu Mortgage Loan, both as shown on the Final Data File, we recalculated the “Pari Passu Piece Non Trust Cut-off Balance” of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to:

i.	Recalculate the “Pari Passu Piece Non Trust Cut-off Balance” by subtracting the “Current Balance ($)” from the “Total Cut-off Date Pari Passu Debt” and
ii.	Ignore differences of $1 or less.

For the Mortgage Loans that are not Pari Passu Mortgage Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Pari Passu Piece Non Trust Cut-off Balance” characteristic.

17.	Using the:
a.	Additional Debt Cut-off Date Balance,
b.	Total Cut-off Date Pari Passu Debt,
c.	Total Additional Debt Maturity Balance and
d.	Total Maturity Balance Pari Passu Debt

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt Cut-off Balance and
ii.	Total Debt Maturity Balance (Pari + B-Note + Mezz)

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to ignore differences of $1 or less.

For the Mortgage Loans on the Final Data File which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt Cut-off Balance” and “Total Debt Maturity Balance (Pari + B-Note + Mezz)” characteristics.

Attachment A Page 11 of 14

18.	Using the:
a.	Seasoning,
b.	Amort. Term,
c.	Term,
d.	I/O Period and
e.	JEMS Lockout Output

of each Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Rem. Amort. (except for Interest Only Loans, which are described in the succeeding paragraph of this Item 18.),
ii.	Rem. Term and
iii.	Lockout Remaining

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “0” for the “Rem. Amort.” characteristic.

19.	Using the:
a.	Master Servicing Fee Rate,
b.	Primary Servicing Fee Rate and
c.	Subservicer Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicer Fee” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee,
d.	ARR Fee and
e.	CREFC Fee

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Interest Rate % and
b.	Admin. Fee %

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Rate %” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 14

22.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 22.,

we recalculated the:

i.	UW NOI DSCR,
ii.	UW NCF DSCR,
iii.	Current LTV %,
iv.	Maturity LTV %,
v.	% of Initial Pool Balance,
vi.	Annual Debt Service ($),
vii.	UW NOI Debt Yield %,
viii.	UW NCF Debt Yield %,
ix.	Original Balance per Unit ($),
x.	Current Balance per Unit ($) and
xi.	Maturity Balance per Unit

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “UW NOI DSCR” and “UW NCF DSCR,” to two decimal places and the “Current LTV %,” “Maturity LTV %,” “UW NOI Debt Yield %” and “UW NCF Debt Yield %” to the nearest 1/10th of one percent.

For the Underlying Properties associated with each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the:

a.	UW NOI DSCR,
b.	UW NCF DSCR,
c.	Current LTV %,
d.	Maturity LTV %,
e.	UW NOI Debt Yield %,
f.	UW NCF Debt Yield %,
g.	Original Balance per Unit ($),
h.	Current Balance per Unit ($) and
i.	Maturity Balance per Unit

for the applicable Multiple Property Loan as the value for each of the characteristics listed in a. through i. above for each of the Underlying Properties associated with such Multiple Property Loan.

For the Pari Passu Mortgage Loans, JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to use the “Total Pari Passu Annual Debt Service,” as shown on the Final Data File, to recalculate the “UW NOI DSCR” and “UW NCF DSCR” characteristics.

Attachment A Page 13 of 14

22. (continued)

For the Pari Passu Mortgage Loans, JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to use the “Total Cut-off Date Pari Passu Debt,” as shown on the Final Data File, to recalculate the:

a.	Current LTV %,
b.	UW NOI Debt Yield %,
c.	UW NCF Debt Yield % and
d.	Current Balance per Unit ($)

characteristics.

For the Pari Passu Mortgage Loans, JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to use the “Total Maturity Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Maturity LTV %” and “Maturity Balance per Unit” characteristics.

For the Pari Passu Mortgage Loans, JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to use the “Total Original Balance Pari Passu Debt,” as shown on the Final Data File, to recalculate the “Original Balance per Unit ($)” characteristic.

23.	Using the:
a.	Most Recent NOI ($),
b.	Most Recent Net Cash Flow Amount and
c.	Most Recent Debt Service Amount

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Most Recent Debt Service Coverage Net Operating Income Percentage and
ii.	Most Recent Debt Service Coverage Net Cash Flow Percentage

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to round the “Most Recent Debt Service Coverage Net Operating Income Percentage” and “Most Recent Debt Service Coverage Net Cash Flow Percentage” to two decimal places.

For the Underlying Properties associated with each Multiple Property Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Most Recent Debt Service Coverage Net Operating Income Percentage” and “Most Recent Debt Service Coverage Net Cash Flow Percentage” characteristics.

Attachment A Page 14 of 14

24.	Using the:
a.	Total Pari Passu Annual Debt Service and
b.	Additional Debt Annual Debt Service

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt, as applicable, both as shown on the Final Data File, we recalculated the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loans which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service” characteristic.

25.	Using:
a.	Information on the Final Data File and
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt NOI DSCR,
ii.	Total Debt NCF DSCR,
iii.	Total Debt CUT_OFF_LTV,
iv.	Total Debt MAT_LTV,
v.	Total Debt Debt NOI DY,
vi.	Total Debt Debt NCF DY and
vii.	Total Debt Per Unit

of each Pari Passu Mortgage Loan and Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, we were instructed by JP Morgan and Benefit Street, on behalf of the Depositor, to round the “Total Debt NOI DSCR” and “Total Debt NCF DSCR” to two decimal places and the “Total Debt CUT_OFF_LTV,” “Total Debt MAT_LTV,” “Total Debt Debt NOI DY” and “Total Debt Debt NCF DY” to the nearest 1/10th of one percent.

For the Mortgage Loans which are not Pari Passu Mortgage Loans or Mortgage Loans with Additional Debt, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” as the value for each of the characteristics listed in i. through vii. above.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• Pillsbury Portfolio • Fireside Self Storage Portfolio	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Current Balance ($) and Maturity/ARD Balance ($)	The “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• Walgreens / Rite Aid / Eckerd Portfolio • Pangea 16	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity/ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

• NW Florida Apartment Portfolio	Original Balance ($), Current Balance ($) and Maturity/ARD Balance ($)	The “Original Balance ($),” “Current Balance ($)” and “Maturity Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the total debt original balance allocations for the Underlying Properties that are stated in the loan agreement Source Document

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 27

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
City (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 2 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Subtype (see Note 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit of Measure	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 4)	Appraisal Report, Engineering Report or Phase I Environmental Report
Units	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 5)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Occupancy %	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Occupancy Date (see Note 6)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Underwriter’s Summary Report
Master Lease (Y/N)	Loan Agreement or Master Lease Agreement
Master Lease Details	Master Lease Agreement

Exhibit 2 to Attachment A Page 2 of 27

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 7)	Appraisal Report
Appraisal Date (see Note 7)	Appraisal Report
Appraised CapRate (%)	Appraisal Report
Valuation Source Securitization Code (see Note 3)	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date	Phase I Environmental Report
Environmental Report Type	Phase I Environmental Report
Phase II Recommended	Phase I Environmental Report
Phase II Performed (see Note 8)	Phase II Environmental Report
Seismic Date (see Note 9)	Seismic Report
Seismic Zone (see Note 9)	Seismic Report or Engineering Report
PML % (see Note 9)	Seismic Report or Engineering Report
Earthquake Insurance (see Note 10)	Certificate of Property Insurance
Environmental Insurance (see Note 11)	Certificate of Environmental Insurance
Single Tenant (see Note 4)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report

Major Tenant Information: (see Note 12)

Characteristic	Source Documents

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
Largest Tenant Lease Expiration (see Note 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Lease Assumption Agreement
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Lease Expiration (see Note 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Lease Expiration (see Note 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 3 of 27

Major Tenant Information: (continued)

Characteristic	Source Documents

4th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Lease Expiration (see Note 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Unit Size	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant Lease Expiration (see Note 13)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Underwriting Information: (see Note 14)

Characteristic	Source Document(s)

UW Revenues ($)	Underwriter’s Summary Report
UW Total Expenses ($) (see Note 15)	Underwriter’s Summary Report
UW NOI ($) (see Note 15)	Underwriter’s Summary Report
UW Capital Items ($)	Underwriter’s Summary Report
UW NCF ($)	Underwriter’s Summary Report
UW Economic Occupancy %	Underwriter’s Summary Report
Most Recent Revenues ($)	Underwriter’s Summary Report
Most Recent Total Expenses ($) (see Note 15)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 15)	Underwriter’s Summary Report
Most Recent Net Cash Flow Amount	Underwriter’s Summary Report
As of	Underwriter’s Summary Report
Most Recent Financials Start Date	Underwriter’s Summary Report
2014 Revenues ($)	Underwriter’s Summary Report
2014 Total Expenses ($) (see Note 15)	Underwriter’s Summary Report
2014 NOI ($) (see Note 15)	Underwriter’s Summary Report
2015 Revenues ($)	Underwriter’s Summary Report
2015 Total Expenses ($) (see Note 15)	Underwriter’s Summary Report
2015 NOI ($) (see Note 15)	Underwriter’s Summary Report
2016 Revenues ($)	Underwriter’s Summary Report
2016 Total Expenses ($) (see Note 15)	Underwriter’s Summary Report
2016 NOI ($) (see Note 15)	Underwriter’s Summary Report
Most Recent Occupancy (see Note 16)	Underwriter’s Summary Report or Property Occupancy History Report
Most Recent Occupancy Date (see Note 16)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy (see Note 16)	Underwriter’s Summary Report or Property Occupancy History Report
Second Most Recent Occupancy Date (see Note 16)	Underwriter’s Summary Report or Property Occupancy History Report

Exhibit 2 to Attachment A Page 4 of 27

Underwriting Information: (continued)

Characteristic	Source Document(s)

Third Most Recent Occupancy (see Note 16)	Underwriter’s Summary Report or Property Occupancy History Report
Third Most Recent Occupancy Date (see Note 16)	Underwriter’s Summary Report or Property Occupancy History Report

Hotel Operating Information: (see Note 17)

Characteristic	Source Document

2014 Occupancy %	Underwriter’s Summary Report
2014 ADR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 Occupancy %	Underwriter’s Summary Report
2015 ADR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 Occupancy %	Underwriter’s Summary Report
2016 ADR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
Most Recent Occupancy %	Underwriter’s Summary Report
Most Recent ADR ($)	Underwriter’s Summary Report
Most Recent RevPAR ($)	Underwriter’s Summary Report
UW Occupancy %	Underwriter’s Summary Report
UW ADR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Documents

Monthly Capex Reserve ($) (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserve ($) (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Envir. Reserve ($) (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly RE Tax Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Ins. Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Other Reserve ($) (see Note 18)	Closing Statement, Loan Agreement, Loan Modification Agreement or Servicing Tape
Monthly Debt Service Reserve (see Note 18)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Monthly Description	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 5 of 27

Reserve and Escrow Information: (continued)

Characteristic	Source Documents

CapEx Reserve Cap ($) (see Note 19)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap ($) (see Note 19)	Loan Agreement or Loan Modification Agreement
Envir. Reserve Cap ($) (see Note 19)	Loan Agreement or Loan Modification Agreement
RE Tax Reserve Cap ($) (see Note 19)	Loan Agreement or Loan Modification Agreement
Insur. Reserve Cap ($) (see Note 19)	Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cap ($) (see Note 19)	Loan Agreement or Loan Modification Agreement
Other Reserve Cap ($) (see Note 19)	Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Capex Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engin. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Envir. Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Ins. Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Description	Closing Statement, Loan Agreement or Loan Modification Agreement
RE Tax Escrow Cash or LOC (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Insurance Escrow Cash or LOC (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Capex Escrow Cash or LOC (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cash or LOC (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Envir. Escrow Cash or LOC (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve Cash or LOC (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Reserve Cash or LOC (see Note 20)	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Amt	Closing Statement, Loan Agreement or Loan Modification Agreement
Holdback Desc.	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 27

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Principal / Carveout Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 21)

For all Mortgage Loans:

•     Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•     Multiple Property Loan calculation methodologies described on Exhibit 1 to Attachment A

Loan Structure Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Piece - In Trust (see Note 21)	Loan Agreement or Loan Modification Agreement
Total Non Trust Pari Passu Debt (see Note 21)	Loan Agreement or Loan Modification Agreement
Number of Properties	Loan Agreement, Loan Modification Agreement or Appraisal Report
Interest Rate % (see Note 21)	Promissory Note, Loan Agreement or Loan Modification Agreement
Report Period Interest Rate Percentage	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 21, 22, 23 and 24)	Promissory Note, Loan Agreement or Loan Modification Agreement
Total Pari Passu Annual Debt Service (see Note 21)	Loan Agreement or Loan Modification Agreement
First Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Accrual Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 25)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

ARD Loan	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Step Up (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial IO Loan First P&I Payment	Promissory Note, Loan Agreement or Loan Modification Agreement
Maturity Date (see Note 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Mat Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Due Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Payment)	Promissory Note, Loan Agreement or Loan Modification Agreement
Note Date	Promissory Note
Lockbox (Y/N)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox Type (see Notes 4 and 27)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockbox In-place	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Note 28)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Lockout End Date (see Notes 29, 30, 31 and 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance End Date (see Note 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. End Date (see Note 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Note 33)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 31 and 34)	Promissory Note, Loan Agreement or Loan Modification Agreement
JEMS Lockout Output (see Notes 30, 31 and 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Call Protection Description	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Yield Maint. Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maint. Provision (see Note 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Summary	Promissory Note, Loan Agreement or Loan Modification Agreement
Defeasance Allowed	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Defeasance Payments (see Note 31)	Promissory Note, Loan Agreement or Loan Modification Agreement
Remaining Yield Maintenance Payments (see Notes 30 and 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Open Payments	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Provision (Payments) (see Notes 30, 31 and 32)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Note 36)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Release Provisions	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE (Y/N)	Loan Agreement
Title Type (see Note 4)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Annual Ground Lease Payment	Ground Lease, Ground Lease Estoppel or Underwriter’s Summary Report
Ground Lease Escalation Terms	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration	Ground Lease or Ground Lease Estoppel
Ground Lease Extension Terms	Ground Lease or Ground Lease Estoppel
Crossed Loan	Loan Agreement
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
Description of LOC	Letter of Credit, Loan Agreement or Loan Modification Agreement
Counterparty of LOCs	Letter of Credit, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 9 of 27

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Addit Debt Permitted (Y/N)	Promissory Note, Loan Agreement or Loan Modification Agreement
Addit Debt Exist (Y/N) (see Notes 37 and 38)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Total Additional Debt (if any) (see Notes 21, 37, 38 and 39)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Type(s) (see Notes 37, 38 and 39)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Interest Rate (see Notes 37, 38 and 39)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Additional Debt Annual Debt Service (see Notes 37, 38 and 40)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Tenant-in-Common	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the Mortgage Loan described in the succeeding paragraph of this Note 2), as shown in the applicable Source Document(s).

For the Mortgage Loan identified on the Combined Data File as “9600 Perry Highway,” which has more than one property type, as shown in the applicable Source Document(s), Starwood, on behalf of the Depositor, instructed us to use “Mixed Use” for the “Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Exhibit 2 to Attachment A Page 10 of 27

Notes: (continued)

3.	For the purpose of comparing the:
a.	Property Type Code,
b.	Valuation Source Securitization Code,
c.	Loan Structure Code,
d.	Original Interest Rate Type Code,
e.	Payment Type Code,
f.	Payment Frequency Code,
g.	Interest Accrual Method Code and
h.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

4.	For the Mortgage Loans listed in Table A1, Starwood and JP Morgan, on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan Seller	Mortgage Loan	Characteristic	Source Document Value	Provided Value

Starwood	Village Center Plaza	Property Subtype	Unanchored	Shadow Anchored

JP Morgan	740 Madison	Property Subtype Year Renovated Single Tenant Lockbox Type	Anchored 2016 No Springing	Single Tenant 2017 Yes Hard

JP Morgan	2950 North Hollywood Way	Year Renovated	<blank>	2017

Starwood	Monroe Park Tower	Title Type	Fee/Leasehold	Fee

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by Starwood and JP Morgan, on behalf of the Depositor.

Exhibit 2 to Attachment A Page 11 of 27

Notes: (continued)

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Retail,” “Office,” “Mixed Use,” “Industrial” or “Self Storage.” For each mortgaged property on the Combined Data File that does not have a “Property Type” characteristic of “Retail,” “Office,” “Mixed Use,” “Industrial” or “Self Storage,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Hotel” or “Multifamily.” For each mortgaged property on the Combined Data File that does not have a “Property Type” characteristic of “Hotel” or “Multifamily,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

6.	For each Mortgage Loan and Underlying Property on the Combined Data File with the “Single Tenant” characteristic as “Yes,” JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy Date” characteristic.

7.	For each Mortgage Loan listed in Table A2, the applicable appraisal report Source Document includes multiple appraised values, which are listed in Table A2.

Table A2:
Mortgage Loan Seller	Mortgage Loan	Appraised Value Description	Source Document Appraised Value	Source Document Date of Appraised Value	Appraised Value ($)	Appraisal Date

JP Morgan	Diamond Hill Denver	As Is Hypothetical As Is	$51,200,000 $51,800,000	24 February 2017 24 February 2017	$51,800,000	24 February 2017

JP Morgan	2950 North Hollywood Way	As Is Hypothetical As If Stabilized	$51,000,000 $64,000,000	14 December 2016 14 December 2016	$64,000,000	14 December 2016

JP Morgan	Marriott Colorado Springs	As Is Hypothetical As If Complete	$32,500,000 $40,800,000	13 December 2016 13 December 2016	$40,800,000	13 December 2016

JP Morgan	Diamond Hill Apartments	As Is Prospective As Stabilized	$28,700,000 $29,000,000	23 September 2016 23 March 2017	$29,000,000	23 March 2017

Exhibit 2 to Attachment A Page 12 of 27

Notes: (continued)

7. (continued)

Table A2: (continued)
Mortgage Loan Seller	Mortgage Loan	Appraised Value Description	Source Document Appraised Value	Source Document Date of Appraised Value	Appraised Value ($)	Appraisal Date

Benefit Street	Apex Fort Washington	As Is Prospective Value Upon Stabilization	$82,000,000 $84,600,000	5 December 2016 1 January 2018	$84,600,000	1 January 2018

JP Morgan	Moffett Gateway	As Is Hypothetical Market Value As Stabilized	$430,000,000 $525,000,000	20 July 2016 20 July 2016	$525,000,000	20 July 2016

JP Morgan	Courtyard Marriott Clemson	As Is Hypothetical Market Value As Is	$18,500,000 $19,400,000	3 November 2016 3 November 2016	$19,400,000	3 November 2016

For each Mortgage Loan listed in Table A2, JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to use the information shown in the “Appraised Value ($)” and “Appraisal Date” columns in Table A2 for the “Appraised Value ($)” and “Appraisal Date” characteristics, respectively.

For the Mortgage Loan identified on the Combined Data File as “Humblewood Center” (the “Humblewood Center Mortgage Loan”), the appraisal report Source Document contains:

a.	An “As Is” appraised value of $36,590,000 for the related mortgaged property (the “Humblewood Center As Is Value”),
b.	A “Ground Lease” value of $2,550,000 for the Chick-fil-A parcel portion of the related mortgaged property (the “Chick-fil-A Parcel Value”) and
c.	A “Ground Lease” value of $1,910,000 for the Pappas BBQ parcel portion of the related mortgaged property (the “Pappas BBQ Parcel Value”).

For the purpose of comparing the “Appraised Value ($)” characteristic for the Humblewood Center Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to subtract the Chick-fil-A Parcel Value and Pappas BBQ Parcel Value from the Humblewood Center As Is Value.

8.	For the purpose of comparing the “Phase II Performed” characteristic, the Mortgage

Loan Sellers, on behalf of the Depositor, instructed us to use:

a.	“No” if the “Phase II Recommended” characteristic on the Combined Data File was “No,”
b.	“No” if the “Phase II Recommended” characteristic on the Combined Data File was “Yes” and there was not a phase II environmental report Source Document in the related loan file and
c.	“Yes” if the “Phase II Recommended” characteristic on the Combined Data File was “Yes” and there was a phase II environmental report Source Document in the related loan file.

Exhibit 2 to Attachment A Page 13 of 27

Notes: (continued)

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Seismic Date,
b.	Seismic Zone and
c.	PML %

characteristics only for mortgaged properties that contained a seismic report Source Document in the related loan file.

10.	For the purpose of comparing the “Earthquake Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if the “PML %” characteristic on the Combined Data File is greater than or equal to 20% and the certificate of property insurance Source Document indicates that earthquake insurance is in place. If the “PML %” characteristic on the Combined Data File is less than 20% or is “<blank>,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance” characteristic, even if the certificate of property insurance Source Document indicates that earthquake insurance is in place.

11.	For the purpose of comparing the “Environmental Insurance” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there was a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

12.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant only if the lease for each space has the same lease expiration date (except for the mortgaged properties described in the succeeding four paragraphs of this Note 12), all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “Browning Place,” JP Morgan, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “NTT Data Consulting, Inc.” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “Diamond Hill Denver,” JP Morgan, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Concentra Medical Centers” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

Exhibit 2 to Attachment A Page 14 of 27

Notes: (continued)

12. (continued)

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “Island View Crossing,” Benefit Street, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “Lenox Corporation” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

For the purpose of comparing the “Major Tenant Information” characteristics for the mortgaged property that secures the Mortgage Loan identified on the Combined Data File as “Romulus Airport Park,” Benefit Street, on behalf of the Depositor, instructed us to combine the spaces leased by the tenant identified as “U.S. Quality, Inc.” in the underwritten rent roll Source Document, and to use the lease expiration date for the lease associated with the related space that has the largest square footage.

13.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	2nd Largest Tenant Lease Expiration,
c.	3rd Largest Tenant Lease Expiration,
d.	4th Largest Tenant Lease Expiration and
e.	5th Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

14.	For the purpose of comparing the “Underwriting Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of $3 or less.

15.	For the purpose of comparing the:
a.	UW Total Expenses ($),
b.	UW NOI ($),
c.	Most Recent Total Expenses ($),
d.	Most Recent NOI ($),
e.	2014 Total Expenses ($),
f.	2014 NOI ($),
g.	2015 Total Expenses ($),
h.	2015 NOI ($),
i.	2016 Total Expenses ($) and
j.	2016 NOI ($)

characteristics for each Mortgage Loan and Underlying Property on the Combined Data File with the “Property Type” characteristic as “Hotel,” we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to increase the “total expenses” and to decrease the applicable “NOI” that are shown in the underwriter’s summary report Source Document by the “FF&E reserve” amount that is shown in the underwriter’s summary report Source Document.

Exhibit 2 to Attachment A Page 15 of 27

Notes: (continued)

16.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	Most Recent Occupancy,
b.	Most Recent Occupancy Date,
c.	Second Most Recent Occupancy,
d.	Second Most Recent Occupancy Date,
e.	Third Most Recent Occupancy and
f.	Third Most Recent Occupancy Date

characteristics only for the fifteen largest Mortgage Loans on the Combined Data File (based on the “Current Balance ($)” of each Mortgage Loan, as defined in Item 11. of Attachment A).

17.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Hotel Operating Information” characteristics only for Mortgage Loans and Underlying Properties on the Combined Data File with the “Property Type” characteristic as “Hotel.”

18.	For the purpose of comparing the:
a.	Monthly Capex Reserve ($),
b.	Monthly TI/LC Reserve ($),
c.	Monthly Envir. Reserve ($),
d.	Monthly Other Reserve ($) and
e.	Monthly Debt Service Reserve

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

i.	Use the monthly amounts, as shown in the applicable Source Document(s), if the related upfront reserve amounts, as shown in the applicable Source Document(s), were less than the related reserve cap amounts, as shown in the applicable Source Document(s), and
ii.	Use “Springing” if the related upfront reserve amounts, as shown in the applicable Source Document(s), were equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Additionally, for any of the characteristics listed in a. through e. above for which the value on the Combined Data File was “Springing,” we performed no procedures to determine if the balance in the related reserve account as of the Cut-off Date is equal to or greater than the related reserve cap amounts, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 16 of 27

Notes: (continued)

19.	For the purpose of comparing the:
a.	CapEx Reserve Cap ($),
b.	TI/LC Reserve Cap ($),
c.	Envir. Reserve Cap ($),
d.	RE Tax Reserve Cap ($),
e.	Insur. Reserve Cap ($),
f.	Debt Service Reserve Cap ($) and
g.	Other Reserve Cap ($)

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to include the reserve cap amounts that are shown in the applicable Source Document(s) regardless of whether there are any stipulations that have suspended or may potentially suspend the reserve cap amount.

20.	For the purpose of comparing the:
a.	RE Tax Escrow Cash or LOC,
b.	Insurance Escrow Cash or LOC,
c.	Capex Escrow Cash or LOC,
d.	TI/LC Reserve Cash or LOC,
e.	Envir. Escrow Cash or LOC,
f.	Debt Service Reserve Cash or LOC and
g.	Other Reserve Cash or LOC

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use either “Cash” or “LOC” (based on the information described in the applicable Source Document(s)) if there is an upfront reserve in place and to use “<blank>” if there is no upfront reserve in place.

21.	JP Morgan and Benefit Street, on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A3 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, JP Morgan, on behalf of the Depositor, indicated that:
a.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “245 Park Avenue” (the “245 Park Avenue Mortgage Loan”), the related Whole Loan (the “245 Park Avenue Whole Loan”) also has five subordinate secured notes that will not be assets of the Issuing Entity (the “245 Park Avenue Subordinate Secured Companion Loans”),
b.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “211 Main Street” (the “211 Main Street Mortgage Loan”), the related Whole Loan (the “211 Main Street Whole Loan”) also has three subordinate secured notes that will not be assets of the Issuing Entity (the “211 Main Street Subordinate Secured Companion Loans”) and
c.	With respect to the Pari Passu Mortgage Loan identified on the Combined Data File as “Moffett Gateway” (the “Moffett Gateway Mortgage Loan”), the related Whole Loan (the “Moffett Gateway Whole Loan”) also has one B-Note that will not be an asset of the Issuing Entity (the “Moffett Gateway B-Note”).

Exhibit 2 to Attachment A Page 17 of 27

Notes: (continued)

21. (continued)

For each Whole Loan listed in Table A3, the applicable Source Document or other schedule provided by JP Morgan, on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), that is listed in the “Data Source” column of Table A3 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also with respect to the 245 Park Avenue Whole Loan, 211 Main Street Whole Loan and Moffett Gateway Whole Loan, one or more components that are subordinate to the related Mortgage Loan and Companion Loans (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A3.

Table A3:
Whole Loan	Mortgage Loan Seller	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

245 Park Avenue	JP Morgan	Mortgage Loan Companion Loans	A-2-A-1 A-1-A, A-1-B, A-1-C, A-1-D, A-1-E, A-2-A-2, A-2-A-3, A-2-A-4, A-2-B-1, A-2-B-2, A-2-B-3, A-2-C-1, A-2-C-2, A-2-D-1, A-2-D-2, A-2-D-3, A-2-E-1, A-2-E-2	Interest Only	Client Provided Schedule
		Subordinate Secured Companion Loans	B-1, B-2, B-3, B-4, B-5

211 Main Street	JP Morgan	Mortgage Loan Companion Loans	A-3 A-1, A-2	Interest Only	Loan Modification Agreement
		Subordinate Secured Companion Loans	B-1, B-2, B-3

740 Madison	JP Morgan	Mortgage Loan Companion Loan	A-1 A-2	ARD-Interest Only	Loan Agreement

Apex Fort Washington	Benefit Street	Mortgage Loan Companion Loans	A-1 A-2, A-3	IO-Balloon	Loan Modification Agreement

Moffett Gateway	JP Morgan	Mortgage Loan Companion Loans	A-4 A-1, A-2, A-3, A-5	IO-Balloon	Client Provided Schedule
		B-Note	B-1

For the avoidance of doubt, for the 245 Park Avenue Mortgage Loan, 211 Main Street Mortgage Loan and Moffett Gateway Mortgage Loan, all references herein to the related Companion Loans do not include the 245 Park Avenue Subordinate Secured Companion Loans, 211 Main Street Subordinate Secured Companion Loans and Moffett Gateway B-Note, respectively.

Exhibit 2 to Attachment A Page 18 of 27

Notes: (continued)

21. (continued)

For the purpose of comparing the “Original Balance ($)” and “Pari Passu Piece - In Trust” characteristics for each Pari Passu Mortgage Loan, JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to use information in the Data Source listed in the “Data Source” column of Table A3 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A3 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A3.

For the purpose of comparing the “Total Non Trust Pari Passu Debt” characteristic for each Pari Passu Mortgage Loan, JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to use information in the Data Source listed in the “Data Source” column of Table A3 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A3 that are associated with the “Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A3.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for each Pari Passu Mortgage Loan with “Interest Only” or “ARD-Interest Only” listed in the “Amortization Type” column of Table A3 (all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File), JP Morgan, on behalf of the Depositor, instructed us to recalculate the “Total Pari Passu Annual Debt Service” as the product of:

a.	The sum of the:
i.	Pari Passu Piece – In Trust and
ii.	Total Non Trust Pari Passu Debt,
b.	The “Interest Rate %” and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “IO-Balloon” listed in the “Amortization Type” column of Table A3 (the “Partial I/O Pari Passu Mortgage Loans”) (except for the Moffett Gateway Mortgage Loan, which is described in the succeeding paragraph of this Note 21), Benefit Street, on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly principal and interest payment following the expiration of the “I/O Period” (as defined in Item 9. of Attachment A) for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

Exhibit 2 to Attachment A Page 19 of 27

Notes: (continued)

21. (continued)

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Moffett Gateway Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to use the pro-rata portion of the average of the first 12 monthly principal and interest payments following the expiration of the “I/O Period” for the related Whole Loan, as shown on the amortization schedule provided by JP Morgan, on behalf of the Depositor, for the Moffett Gateway Mortgage Loan (the “Moffett Gateway Amortization Schedule”), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown on the Moffett Gateway Amortization Schedule.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for each Partial I/O Pari Passu Mortgage Loan (except for the Moffett Gateway Mortgage Loan, which is described in the succeeding paragraph of this Note 21), Benefit Street, on behalf of the Depositor, instructed us to:

a.	Use the monthly principal and interest payment following the expiration of the “I/O Period” for the related Whole Loan that is shown in the applicable Data Source and
b.	Multiply the value described in clause a. above by 12.

For the purpose of comparing the “Total Pari Passu Annual Debt Service” characteristic for the Moffett Gateway Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to use the sum of the first 12 monthly principal and interest payments following the expiration of the “I/O Period” for the related Whole Loan, excluding the Moffett Gateway B-Note, as shown on the Moffett Gateway Amortization Schedule.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the:

a.	Pari Passu Piece – In Trust,
b.	Total Non Trust Pari Passu Debt and
c.	Total Pari Passu Annual Debt Service

characteristics.

For the Mortgage Loan identified on the Combined Data File as “NW Florida Apartment Portfolio” (the “NW Florida Apartment Portfolio Mortgage Loan”), the original principal balance shown in the mortgage loan agreement Source Document is $6,200,000. Benefit Street, on behalf of the Depositor, indicated that this mortgage loan will be split into a senior mortgage loan with an original principal balance of $5,450,000 (which is the NW Florida Apartment Portfolio Mortgage Loan) and a subordinate mezzanine loan with an original principal balance of $750,000. For the NW Florida Apartment Portfolio Mortgage Loan, Benefit Street, on behalf of the Depositor, instructed us to use “$5,450,000” for the “Original Balance ($)” characteristic and “$750,000” for the “Total Additional Debt (if any)” characteristic.

Exhibit 2 to Attachment A Page 20 of 27

Notes: (continued)

21. (continued)

For the purpose of comparing the “Interest Rate %” characteristic for the Moffett Gateway Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to use the interest rate that is indicated on the Moffett Gateway Amortization Schedule for the Moffett Gateway Mortgage Loan.

For the purpose of comparing the “Interest Rate %” characteristic for the NW Florida Apartment Portfolio Mortgage Loan, Benefit Street, on behalf of the Depositor, instructed us to use the interest rate that is indicated on the amortization schedule provided by Benefit Street, on behalf of the Depositor (the “NW Florida Apartment Portfolio Amortization Schedule”) for the NW Florida Apartment Portfolio Mortgage Loan.

22.	For the Mortgage Loans which have “Interest Only” or “ARD-Interest Only” for the “Amortization Type” characteristic on the Combined Data File (collectively, the “Interest Only Loans”), all of which have “Actual/360” for the “Accrual Type” characteristic on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate %,” as shown on the Combined Data File, and
c.	365/360.

23.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the Mortgage Loans which have “IO-Balloon” for the “Amortization Type” characteristic on the Combined Data File (the “IO-Balloon Loans”), except for the Partial I/O Pari Passu Mortgage Loans, which are described in Note 21 above, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the “Monthly Debt Service ($)” following the expiration of the “I/O Period” that is shown in the applicable Source Document.

24.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for the NW Florida Apartment Portfolio Mortgage Loan, Benefit Street, on behalf of the Depositor, instructed us to use the average of the first 12 monthly principal and interest payments following the Cut-off Date for the NW Florida Apartment Portfolio Mortgage Loan, as shown on NW Florida Apartment Portfolio Amortization Schedule.

25.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and IO-Balloon Loan. For each Mortgage Loan that is not an Interest Only Loan or IO-Balloon Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

Exhibit 2 to Attachment A Page 21 of 27

Notes: (continued)

26.	For the Mortgage Loans on the Combined Data File with the “ARD Loan” characteristic as “Yes,” JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document, for the “Maturity Date” characteristic.

27.	For the purpose of comparing the “Lockbox Type” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard – the applicable Source Document(s) currently require tenants to pay rent or other income directly to the lockbox account. For hotel properties, the Mortgage Loan will be considered to have a hard lockbox if credit card companies or credit card clearing banks are required to deposit credit card receivables directly to the lockbox account, even if cash, checks or certain other payments are paid to the borrower or property manager prior to being deposited into the lockbox account,
b.	Soft – the applicable Source Document(s) currently require the related borrower or the property manager at the related mortgaged property to collect rents from tenants and pay all such rent directly to the lockbox account. In the case of certain flagged hotel properties, the manager may instead be required to deposit only the portion of such rent which is payable to the borrower, which may be net of hotel reserves, management fees and operating expenses,
c.	Soft Springing – the applicable Source Document(s) currently require the related borrower or the property manager at the related mortgaged property to collect rents from tenants and pay all such rent directly to the lockbox account; provided, however, that upon the occurrence of certain triggering events provided in the applicable Source Document(s), the related borrower is required to implement a hard lockbox. In the case of certain flagged hotel properties, the manager may instead be required to deposit only the portion of such rent which is payable to the borrower, which may be net of hotel reserves, management fees and operating expenses and
d.	Springing – no lockbox account is currently in place and the related borrower (or the property manager) is responsible for paying debt service and funding all escrow and reserve accounts; provided, however, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the related borrower is required to implement either a hard lockbox or soft lockbox.

Exhibit 2 to Attachment A Page 22 of 27

Notes: (continued)

28.	For the purpose of comparing the “Cash Management” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	In Place – for funds directed into a lockbox, such funds are generally not made immediately available to the related borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Document(s) with any excess remitted to the related borrower (unless an event of default under the applicable Source Document(s) or one or more specified trigger events have occurred and are outstanding) generally on a daily basis and
b.	Springing - for funds directed into a hard lockbox or soft lockbox, such funds are generally paid directly to the related borrower who pays debt service and funds all required escrow and reserve accounts (including debt service) from amounts received; provided, however, in some cases, that upon the occurrence of certain triggering events enumerated in the applicable Source Document(s), the cash management account converts to in-place cash management. Notwithstanding the foregoing, in the event that such triggering events are cured as provided in the applicable Source Document(s), in some cases, the cash management account will revert to springing cash management.

29.	For the purpose of comparing the “Lockout End Date” characteristic for each Mortgage Loan (except for the 211 Main Street Mortgage Loan, which is described in the succeeding paragraph of this Note 29), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Payment Due Date” in the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance, all as shown in the applicable Source Document. For the Mortgage Loan that allows for both defeasance and prepayment with yield maintenance following a lockout period, Starwood, on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout End Date” characteristic.

For the 211 Main Street Mortgage Loan, for which there is no lockout period, JP Morgan, on behalf of the Depositor, instructed us to use “NAP” for the “Lockout End Date” characteristic.

Exhibit 2 to Attachment A Page 23 of 27

Notes: (continued)

30.	For certain Mortgage Loans contributed by JP Morgan, the applicable Source Document contains one of the following defined terms:

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first (1st) Payment Date (or if such day is not a Business Day, the immediately succeeding Business Day)

For the purpose of comparing the:

a.	Lockout End Date,
b.	JEMS Lockout Output,
c.	Remaining Yield Maintenance Payments and
d.	Prepayment Provision (Payments)

characteristics for the Mortgage Loans which contain either of the defined terms described above in the applicable Source Document, JP Morgan, on behalf of the Depositor, instructed us to assume that the “first Payment Date” is the “Payment Due Date” after the end of the first full interest accrual period, as shown in the applicable Source Document.

Additionally, for the Mortgage Loans which contain the second defined term described above in the applicable Source Document, JP Morgan, on behalf of the Depositor, instructed us that if the second anniversary of the “first (1st) Payment Date” (in accordance with the instructions in the preceding paragraph) falls on a day that is not a business day, to assume that the “Permitted Prepayment Date” will be the succeeding “Payment Due Date” (due to the requirement in the applicable Source Document that the borrower remit interest through the next “Payment Due Date” if the Mortgage Loan is not prepaid on a “Payment Due Date”).

31.	For the purpose of comparing the:
a.	Lockout End Date,
b.	Defeasance Option Start Date,
c.	JEMS Lockout Output,
d.	Remaining Defeasance Payments and
e.	Prepayment Provision (Payments)

characteristics for the Pari Passu Mortgage Loans which have the “Defeasance Allowed” characteristic as “Yes” on the Combined Data File, JP Morgan and Benefit Street, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable Source Document) has been securitized.

Exhibit 2 to Attachment A Page 24 of 27

Notes: (continued)

32.	For the purpose of comparing the:
a.	Lockout End Date,
b.	JEMS Lockout Output,
c.	Remaining Yield Maintenance Payments and
d.	Prepayment Provision (Payments)

characteristics for the Pari Passu Mortgage Loans which have the “Yield Maint. Allowed” characteristic as “Yes” on the Combined Data File, JP Morgan, on behalf of the Depositor, instructed us to assume that the entire “Loan” (as defined in the applicable Source Document) has been securitized.

33.	For the purpose of comparing the “Defeasance End Date” characteristic for Mortgage Loans that allow for defeasance and the “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Due Date” in the open period, as shown in the applicable Source Document. For Mortgage Loans that do not allow for Defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Defeasance End Date” characteristic. For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Yield Maint. End Date” and “Prepayment Premiums End Date” characteristics.

34.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for Mortgage Loans that allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Due Date” in the defeasance period, as shown in the applicable Source Document. For Mortgage Loans that do not allow for defeasance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

35.	For certain Mortgage Loans, the “Yield Maintenance Premium” definition in the applicable Source Document indicates that for the purpose of calculating the yield maintenance premium amount, it is assumed in this calculation that the outstanding principal balance of the Mortgage Loan is paid on the “Permitted Par Prepayment Date.” For the purpose of comparing the “Yield Maint. Provision” characteristic and for the purpose of any yield maintenance recalculations that we perform for Mortgage Loans where the “Permitted Par Prepayment Date” does not fall on a “Payment Due Date,” JP Morgan, on behalf of the Depositor, instructed us to assume that for the recalculation of the yield maintenance premium amount, the remaining outstanding principal and interest on the Mortgage Loan is paid on the first “Payment Due Date” which occurs after the “Permitted Par Prepayment Date.”

Exhibit 2 to Attachment A Page 25 of 27

Notes: (continued)

36.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “Yes.” For each Mortgage Loan on the Combined Data File with the “Yield Maint. Allowed” characteristic as “No,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

37.	For the purpose of comparing the:
a.	Addit Debt Exist (Y/N),
b.	Total Additional Debt (if any),
c.	Additional Debt Type(s),
d.	Additional Debt Interest Rate and
e.	Additional Debt Annual Debt Service

characteristics for each Mortgage Loan which has additional debt, either:

i.	The promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of additional debt or
ii.	JP Morgan and Benefit Street, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan promissory notes, B-notes, subordinate or mezzanine loan agreements, intercreditor agreements and/or other secondary financing documents (collectively, the “Secondary Financing Documents”) that describe the existence of additional debt, or in the case of the:
(1)	245 Park Avenue Mortgage Loan, the related Client Provided Schedule,
(2)	Moffett Gateway Mortgage Loan, the Moffett Gateway Amortization Schedule and related Client Provided Schedule,
(3)	NW Florida Apartment Portfolio Mortgage Loan, the NW Florida Apartment Portfolio Amortization Schedule and
(4)	Bingham Office Center Mortgage Loan, a draft mezzanine loan agreement secondary financing that JP Morgan, on behalf of the Depositor, instructed us to treat as fully executed,

which describes the existence of additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the promissory note, loan agreement and/or loan modification agreement Source Documents, the Secondary Financing Documents provided to us by JP Morgan and Benefit Street, on behalf of the Depositor, Client Provided Schedules, Moffett Gateway Amortization Schedule and NW Florida Apartment Portfolio Amortization Schedule, we could not determine whether there is other existing secondary financing.

Exhibit 2 to Attachment A Page 26 of 27

Notes: (continued)

38.	For the purpose of comparing the:
a.	Addit Debt Exist (Y/N),
b.	Total Additional Debt (if any),
c.	Additional Debt Type(s),
d.	Additional Debt Interest Rate and
e.	Additional Debt Annual Debt Service

characteristics for the 245 Park Avenue Mortgage Loan, 211 Main Street Mortgage Loan and Moffett Gateway Mortgage Loan, JP Morgan, on behalf of the Depositor, instructed us to include the 245 Park Avenue Subordinate Secured Companion Loans, 211 Main Street Subordinate Secured Companion Loans and Moffett Gateway B-Note, respectively, as “additional debt.”

For each Mortgage Loan which does not have additional debt (based on the procedures described in Note 37 and the first paragraph of this Note 38), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use:

a.	“No” for the “Addit Debt Exist (Y/N)” characteristic,
b.	“NAP” for the “Total Additional Debt (if any)” characteristic,
c.	“NAP” for the “Additional Debt Type(s)” characteristic,
d.	“NAP” for the “Additional Debt Interest Rate” characteristic and
e.	“NAP” for the “Additional Debt Annual Debt Service” characteristic.

39.	For the purpose of comparing the:
a.	Total Additional Debt (if any) and
b.	Additional Debt Type(s)

characteristics for the Moffett Gateway Mortgage Loan, which relates to the original principal balance for both the Moffett Gateway B-Note and related mezzanine loan (the “Moffett Gateway Mezzanine Loan”), JP Morgan, on behalf of the Depositor, instructed us to use the original principal balances for the Moffett Gateway B-Note and Moffett Gateway Mezzanine Loan that are indicated on the Moffett Gateway Amortization Schedule.

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for the Moffett Gateway Mortgage Loan, which relates to the interest rate for both the Moffett Gateway B-Note and Moffett Gateway Mezzanine Loan, JP Morgan, on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the Moffett Gateway B-Note and Moffett Gateway Mezzanine Loan, weighted by the original principal balances of the Moffett Gateway B-Note and Moffett Gateway Mezzanine Loan, all as shown on the Moffett Gateway Amortization Schedule.

Exhibit 2 to Attachment A Page 27 of 27

Notes: (continued)

39. (continued)

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for the 245 Park Avenue Mortgage Loan, which relates to the interest rate for both the related mezzanine loans (collectively, the “245 Park Avenue Mezzanine Loans”) and 245 Park Avenue Subordinate Secured Companion Loans, JP Morgan, on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the 245 Park Avenue Mezzanine Loans and 245 Park Avenue Subordinate Secured Companion Loans, weighted by the original principal balances of the 245 Park Avenue Mezzanine Loans and 245 Park Avenue Subordinate Secured Companion Loans, all as shown in the applicable Data Source or Secondary Financing Documents.

For the purpose of comparing the “Additional Debt Interest Rate” characteristic for the NW Florida Apartment Portfolio Mortgage Loan, which relates to the interest rate for the mezzanine loan related to the NW Florida Apartment Portfolio Mortgage Loan (the “NW Florida Apartment Portfolio Mezzanine Loan”), Benefit Street, on behalf of the Depositor, instructed us to use the interest rate following the Cut-off Date that is indicated on the NW Florida Apartment Portfolio Amortization Schedule for the NW Florida Apartment Portfolio Mezzanine Loan.

40.	For the Mortgage Loans with Additional Debt (as defined in Item 13. of Attachment A) (except for the NW Florida Apartment Portfolio Mortgage Loan, which is described in the succeeding paragraph of this Note 40), the applicable Data Sources and/or Secondary Financing Documents indicate that the “additional debt” associated with each such Mortgage Loan with Additional Debt (except for the NW Florida Apartment Portfolio Mortgage Loan) is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for each Mortgage Loan with Additional Debt (except for the NW Florida Apartment Portfolio Mortgage Loan), JP Morgan, on behalf of the Depositor, instructed us to recalculate the “Additional Debt Annual Debt Service” as the product of:
a.	The “Total Additional Debt (if any),” as shown on the Combined Data File,
b.	The “Additional Debt Interest Rate,” as shown on the Combined Data File and
c.	365/360.

For the purpose of comparing the “Additional Debt Annual Debt Service” characteristic for the NW Florida Apartment Portfolio Mezzanine Loan, Benefit Street, on behalf of the Depositor, instructed us to use the sum of the first 12 monthly principal and interest payments following the Cut-off Date for the NW Florida Apartment Portfolio Mezzanine Loan, as shown on the NW Florida Apartment Portfolio Amortization Schedule.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Sequence #
Loan / Prop.
Property Name
Seller
Originator
Loan #
CTL (Y/N)
Pari Passu (Y/N)
Pari Passu Note Control (Y/N)
Subservicer In Place (Y/N)
Subservicer Name
Master Servicing Fee Rate
Primary Servicing Fee Rate
Subservicer Fee
Trustee & Paying Agent Fee
Operating Advisor Fee
ARR Fee
CREFC Fee
Cash/Pmt Collection Function
Loan Purpose
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.